Warrant liabilities (Details) - Schedule of Fair Value of the Warrant Liabilities - $ / shares		12 Months Ended
	Nov. 02, 2028	Dec. 31, 2023
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price		$ 0.207
Warrant Expiration date		Nov. 02, 2028
Stock Price		$ 0.13
Interest Rate (Annual)		4.65%
Volatility (Annual)		100.54%
Time to Maturity (Years)		5 years
Calculated Value per Share		$ 0.09
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price		$ 0.207
Warrant Expiration date		Nov. 02, 2028
Stock Price		$ 0.19
Interest Rate (Annual)		3.39%
Volatility (Annual)		106.60%
Time to Maturity (Years)		4 years 10 months 2 days
Calculated Value per Share		$ 0.1421
Forecast [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 0.207
Warrant Expiration date	Nov. 02, 2028
Stock Price
Interest Rate (Annual)
Volatility (Annual)
Time to Maturity (Years)
Calculated Value per Share